Annual Total Returns - Fidelity Freedom Index Income Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index Income Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	2.47%
Annual Return 2012	4.80%
Annual Return 2013	3.10%
Annual Return 2014	3.91%
Annual Return 2015	(0.33%)
Annual Return 2016	3.75%
Annual Return 2017	6.66%
Annual Return 2018	(0.77%)
Annual Return 2019	10.59%
Annual Return 2020	8.54%